Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net Level 4 - (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Goodwill [Line Items]
Intangible Assets, Gross (Excluding Goodwill)		$ 424
Goodwill, Gross			$ 224	$ 224
Goodwill, net book value	$ 218		211	211	$ 218	$ 216
Goodwill, Translation Adjustments			0		(7)
Goodwill, Translation Adjustments			(13)	(13)
Goodwill, Impaired, Accumulated Impairment Loss			0	0
Finite-Lived Customer Relationships, Gross			223	223
Finite-Lived Customer Relationships, Accumulated Impairments			0	0
Finite-Lived Intangible Assets, Accumulated Amortization			(102)	(67)
Finite-Lived Trademarks, Gross			60	60
Finite-Lived Trademarks, Accumulated Impairments			0	0
Finite-Lived Intangible Assets, Gross			429	427
Finite-Lived Intangible Assets, Accumulated Impairments			(4)	(4)
Finite-Lived Patents, Gross			41	39
Finite-Lived Patents, Accumulated Impairments			(4)	(4)
Intangible Assets, Net (Excluding Goodwill)			323	356		$ 308
Amortization of Intangible Assets	6	$ 34	0	0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			38
Finite-Lived Intangible Assets, Amortization Expense, Year Two			38
Finite-Lived Intangible Assets, Amortization Expense, Year Three			38
Finite-Lived Intangible Assets, Amortization Expense, Year Four			38
Finite-Lived Intangible Assets, Amortization Expense, Year Five			32
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization			(49)	(32)
Finite-Lived Intangible Assets, Net			174	191
Trademarks [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization			(19)	(12)
Finite-Lived Intangible Assets, Net			41	48
Unpatented Technology [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization			(29)	(16)
Finite-Lived Intangible Assets, Gross			105	105
Finite-Lived Intangible Assets, Accumulated Impairments			0	0
Finite-Lived Intangible Assets, Net			76	89
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization			(5)	(7)
Finite-Lived Intangible Assets, Net			32	28
Performance Additives [Member]
Goodwill [Line Items]
Goodwill, Gross			137	137
Goodwill, net book value			129	129
Goodwill, Translation Adjustments			(8)	(8)
Goodwill, Impaired, Accumulated Impairment Loss			0	0
Formulated and Basic Silicones [Member]
Goodwill [Line Items]
Goodwill, Gross			68	68
Goodwill, net book value	66		64	64	66
Goodwill, Translation Adjustments			0		(2)
Goodwill, Translation Adjustments			(4)	(4)
Goodwill, Impaired, Accumulated Impairment Loss			0	0
Quartz [Member]
Goodwill [Line Items]
Goodwill, Gross			19	19
Goodwill, net book value	$ 19		18	18	19
Goodwill, Translation Adjustments			0		$ (1)
Goodwill, Translation Adjustments			(1)	(1)
Goodwill, Impaired, Accumulated Impairment Loss			$ 0	$ 0